UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  6/30

Date of reporting period:  9/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of September 30, 2012 (Unaudited)

DWS Enhanced Commodity Strategy Fund
	Principal Amount ($)	Value ($)
Corporate Bonds 28.0%
Consumer Discretionary 1.2%
DIRECTV Holdings LLC, 2.4%, 3/15/2017	2,000,000	2,053,508
Hilton Worldwide, Inc., 144A, 4.935% *, 11/15/2013	4,000,000	3,927,964
Kia Motors Corp., 144A, 3.625%, 6/14/2016	1,400,000	1,472,372
NBCUniversal Media LLC, 3.65%, 4/30/2015	2,000,000	2,139,252
News America, Inc., 7.6%, 10/11/2015	2,000,000	2,297,762

		11,890,858
Consumer Staples 0.3%
ConAgra Foods, Inc., 2.1%, 3/15/2018	475,000	482,067
Safeway, Inc., 3.4%, 12/1/2016	2,000,000	2,093,918

		2,575,985
Energy 1.6%
Canadian Natural Resources Ltd., 5.15%, 2/1/2013	3,000,000	3,046,059
Energy Transfer Partners LP, 6.0%, 7/1/2013	3,000,000	3,105,972
IPIC GMTN Ltd., 144A, 3.75%, 3/1/2017	2,500,000	2,630,000
Kinder Morgan Energy Partners LP, 3.5%, 3/1/2016	1,700,000	1,822,493
Transocean, Inc.:
2.5%, 10/15/2017	1,500,000	1,508,315
4.95%, 11/15/2015	3,060,000	3,350,033

		15,462,872
Financials 19.0%
Abbey National Treasury Services PLC, 1.751% *, 4/25/2013	4,600,000	4,600,000
American Express Credit Corp., Series D, 5.125%, 8/25/2014	3,000,000	3,245,220
American International Group, Inc., 3.65%, 1/15/2014	4,000,000	4,118,152
Anglo American Capital PLC:
144A, 2.625%, 9/27/2017	2,180,000	2,187,412
144A, 9.375%, 4/8/2014	2,000,000	2,232,000
Asian Development Bank, 1.125%, 3/15/2017	3,500,000	3,581,872
Australia & New Zealand Banking Group Ltd., 144A, 1.0%, 10/6/2015	3,335,000	3,340,670
Banco Bradesco SA, 144A, 2.537% *, 5/16/2014	3,000,000	3,021,099
Banco de Credito e Inversiones, 144A, 3.0%, 9/13/2017	2,000,000	1,997,060
Banco del Estado de Chile, 2.03%, 4/2/2015	2,500,000	2,500,000
Banco do Brasil SA, 3.875%, 1/23/2017	2,000,000	2,080,000
Banco Latinoamericano de Comercio Exterior SA, 144A, 3.75%, 4/4/2017	2,000,000	2,075,000
Banco Santander Brasil SA, 144A, 4.625%, 2/13/2017	2,000,000	2,060,000
Banco Santander Chile, 144A, 2.875%, 11/13/2012	2,300,000	2,301,941
Bangkok Bank PCL, 144A, 2.75%, 3/27/2018	1,000,000	1,001,921
Bank of England Euro Note, 144A, 0.5%, 3/6/2015	3,000,000	3,013,500
Bank of Nova Scotia, 144A, 1.95%, 1/30/2017	5,660,000	5,929,982
Barclays Bank PLC, 144A, 2.5%, 9/21/2015	3,245,000	3,365,844
BB&T Corp., 1.147% *, 4/28/2014	3,000,000	3,018,540
BNP Paribas Home Loan Covered Bonds SA, 144A, 2.2%, 11/2/2015	4,000,000	4,118,800
BNP Paribas SA, 2.375%, 9/14/2017	1,475,000	1,481,373
Capital One Financial Corp., 1.605% *, 7/15/2014	2,000,000	2,014,008
Citigroup, Inc., 2.65%, 3/2/2015	2,275,000	2,330,344
Commonwealth Bank of Australia, 144A, 1.61% *, 3/31/2017	6,000,000	5,994,810
Compagnie de Financement Foncier, 144A, 2.125%, 4/22/2013	3,335,000	3,363,348
Credit Agricole Home Loan SFH, 144A, 1.203% *, 7/21/2014	5,000,000	4,951,115
Daimler Finance North America LLC, 144A, 0.972% *, 3/28/2014	5,000,000	5,009,445
Export-Import Bank of Korea, 3.75%, 10/20/2016	3,000,000	3,244,179
Ford Motor Credit Co., LLC, 3.984%, 6/15/2016	4,000,000	4,216,016
General Electric Capital Corp., 0.579% *, 6/20/2016	5,000,000	4,712,755
GTP Acquisition Partners I LLC, "C", 144A, 4.347%, 6/15/2016	3,530,000	3,724,394
Hartford Financial Services Group, Inc., 4.0%, 10/15/2017	2,000,000	2,149,672
Health Care REIT, Inc., (REIT), 3.625%, 3/15/2016	1,898,000	2,003,388
Hyundai Capital America, 144A, 3.75%, 4/6/2016	3,000,000	3,191,496
ING Bank NV, 144A, 2.0%, 9/25/2015	2,625,000	2,628,924
Korea Development Bank, 4.0%, 9/9/2016	3,000,000	3,259,992
Macquarie Bank Ltd., 144A, 3.45%, 7/27/2015	1,050,000	1,074,609
Metropolitan Life Global Funding I, 144A, 5.2%, 9/18/2013	3,000,000	3,126,315
National Australia Bank, 2.75%, 3/9/2017	3,140,000	3,292,635
Pentair Finance SA, 144A, 1.875%, 9/15/2017	2,000,000	2,001,184
Petrobras International Finance Co., 3.875%, 1/27/2016	2,710,000	2,866,665
Principal Life Income Funding Trust, 0.619% *, 11/8/2013	3,000,000	3,002,481
RCI Banque SA, 144A, 2.328% *, 4/11/2014	5,330,000	5,221,428
Royal Bank of Canada, 1.2%, 9/19/2017	3,270,000	3,290,601
Royal Bank of Scotland PLC, 144A, 1.938% *, 3/11/2014	6,000,000	5,939,035
SABMiller Holdings, Inc., 144A, 1.85%, 1/15/2015	2,000,000	2,046,954
Santander U.S. Debt SA Unipersonal, 144A, 2.991%, 10/7/2013	2,000,000	1,996,820
Scotland International Finance No. 2 BV, 144A, 4.25%, 5/23/2013	3,000,000	3,017,274
SLM Corp., 3.5% *, 7/1/2014	1,080,000	1,081,933
Societe Generale SA, 144A, 1.508% *, 4/11/2014	3,300,000	3,287,506
Svensk Exportkredit AB, 2.125%, 7/13/2016	4,590,000	4,766,715
Telecom Italia Capital SA, 6.175%, 6/18/2014	2,000,000	2,105,000
Teva Pharmaceutical Finance III BV, 0.876% *, 3/21/2014	4,065,000	4,086,516
The Goldman Sachs Group, Inc., 4.75%, 7/15/2013	3,000,000	3,095,448
Turkiye Garanti Bankasi AS, 144A, 4.0%, 9/13/2017	3,000,000	3,001,800
UBS AG, 144A, 2.25%, 3/30/2017	3,335,000	3,471,015
Volkswagen International Finance NV, 144A, 2.375%, 3/22/2017	2,000,000	2,077,000
Westpac Banking Corp., 144A, 1.375%, 7/17/2015	4,920,000	4,982,484

		182,895,690
Health Care 0.9%
Amgen, Inc., 2.5%, 11/15/2016	3,000,000	3,149,745
Express Scripts Holding Co., 144A, 2.75%, 11/21/2014	2,500,000	2,595,875
Laboratory Corp. of America Holdings, 2.2%, 8/23/2017	1,885,000	1,925,277
Watson Pharmaceuticals, Inc., 1.875%, 10/1/2017	750,000	758,346

		8,429,243
Industrials 0.6%
ADT Corp., 144A, 2.25%, 7/15/2017	700,000	720,471
BAA Funding Ltd., 144A, 2.5%, 6/25/2015	1,010,000	1,030,404
Ingersoll-Rand Global Holding Co., Ltd., 9.5%, 4/15/2014	3,342,000	3,762,707

		5,513,582
Information Technology 0.6%
Tencent Holdings Ltd., 144A, 3.375%, 3/5/2018	2,000,000	2,021,040
Xerox Corp., 6.4%, 3/15/2016	3,000,000	3,431,199

		5,452,239
Materials 1.7%
Airgas, Inc., 2.95%, 6/15/2016	1,830,000	1,927,706
ArcelorMittal, 4.0%, 3/1/2016 (a)	3,000,000	2,962,260
Georgia-Pacific LLC, 144A, 8.25%, 5/1/2016	5,229,000	5,626,906
Hyundai Steel Co., 144A, 4.625%, 4/21/2016	3,500,000	3,764,600
Teck Resources Ltd., 2.5%, 2/1/2018	1,760,000	1,767,677

		16,049,149
Utilities 2.1%
Abu Dhabi National Energy Co., 144A, 6.165%, 10/25/2017	2,500,000	2,893,750
Dubai Electricity & Water Authority, 144A, 8.5%, 4/22/2015	3,000,000	3,375,000
Entergy Louisiana LLC, 1.875%, 12/15/2014	1,650,000	1,694,439
Korea Electric Power Corp., 144A, 3.0%, 10/5/2015	3,400,000	3,545,248
PPL Energy Supply LLC, 5.4%, 8/15/2014	4,450,000	4,743,522
Sempra Energy, 1.149% *, 3/15/2014	4,500,000	4,519,854

		20,771,813

Total Corporate Bonds (Cost $264,028,116)		269,041,431
Mortgage-Backed Securities Pass-Throughs 4.0%
Federal National Mortgage Association, 3.0%, with various maturities from 5/1/2027 until 6/1/2027 (Cost $37,781,098)	35,796,290	38,362,872
Asset-Backed 2.2%
Automobile Receivables 1.3%
AmeriCredit Automobile Receivables Trust:
"C", Series 2011-1, 2.85%, 8/8/2016	3,000,000	3,075,537
"D", Series 2011-2, 4.0%, 5/8/2017	1,280,000	1,328,435
Nissan Auto Receivables Owner Trust, "A3", Series 2012-B, 0.46%, 10/17/2016	5,000,000	5,006,820
Santander Drive Auto Receivables Trust, "A2", Series 2012-5, 0.57%, 12/15/2015	3,000,000	3,004,632

		12,415,424
Credit Card Receivables 0.4%
Citibank Omni Master Trust, "A13", Series 2009-A13, 144A, 5.35%, 8/15/2018	2,105,000	2,291,682
MBNA Credit Card Master Note Trust, "C1", Series 2006-C1, 0.641% *, 7/15/2015	1,500,000	1,500,012

		3,791,694
Home Equity Loans 0.5%
PennyMac Loan Trust, "A", Series 2012-NPL1, 144A, 3.422%, 5/28/2052	4,993,824	4,993,824

Total Asset-Backed (Cost $21,199,772)		21,200,942
Commercial Mortgage-Backed Securities 4.4%
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
"B", Series 2005-2, 5.114% *, 7/10/2043	5,000,000	5,281,080
"AM", Series 2006-3, 5.857% *, 7/10/2044	3,125,000	3,174,566
Banc of America Re-Remic Trust, "E", Series 2012-CLRN, 144A, 3.417%, 8/15/2029	2,000,000	2,020,000
Commercial Mortgage Pass-Through Certificates, "A1", Series 2012-CR2, 0.824%, 8/15/2045	2,465,444	2,476,181
Credit Suisse Mortgage Capital Certificates, "A2", Series 2007-C1, 5.268%, 2/15/2040	198,391	198,437
CS First Boston Mortgage Securities Corp.:
"A6", Series 2004-C4, 4.691%, 10/15/2039	5,000,000	5,306,800
"D", Series 2004-C1, 144A, 4.956%, 1/15/2037	3,000,000	3,024,075
"B", Series 2005-C5, 5.1%, 8/15/2038	1,500,000	1,500,066
"H", Series 2002-CKP1, 144A, 7.28% *, 12/15/2035	725,000	725,864
First Union-Lehman Brothers-Bank of America, "D", Series 1998-C2, 6.778%, 11/18/2035	3,118,596	3,130,936
GMAC Commercial Mortgage Securities, Inc., "F", Series 2003-C1, 144A, 4.718%, 5/10/2036	1,823,000	1,842,637
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4B", Series 2005-LDP3, 4.996%, 8/15/2042	2,800,000	3,053,658
"AM", Series 2005-LDP4, 4.999%, 10/15/2042	3,630,000	3,953,585
"F", Series 2003-ML1A, 144A, 5.585% *, 3/12/2039	3,500,000	3,519,264
"AM", Series 2006-CB16, 5.593%, 5/12/2045	1,000,000	1,082,342
WF-RBS Commercial Mortgage Trust, "A1", Series 2012-C8, 0.864%, 8/15/2045	2,198,311	2,209,133

Total Commercial Mortgage-Backed Securities (Cost $42,186,825)		42,498,624
Collateralized Mortgage Obligations 0.5%
Banc of America Mortgage Securities, Inc., "1A1", Series 2005-11, 5.75%, 12/25/2035	62,888	62,731
Credit Suisse Mortgage Capital Certificates, "A1", Series 2011-7R, 144A, 1.466% *, 8/28/2047	4,636,064	4,563,260
Federal National Mortgage Association, "FB", Series 1996-44, 1.019% *, 9/25/2023	238,017	241,065

Total Collateralized Mortgage Obligations (Cost $4,938,240)		4,867,056
Government & Agency Obligations 33.6%
Other Government Related (b) 2.8%
BRFkredit AS, 144A, 0.705% *, 4/15/2013	2,500,000	2,500,175
Japan Finance Corp., 2.25%, 7/13/2016	5,000,000	5,277,590
Network Rail Infrastructure Finance PLC, 144A, 0.875%, 1/20/2015	4,100,000	4,129,430
OeBB Infrastruktur AG, 4.75%, 10/28/2013	10,000,000	10,434,000
Suncorp-Metway Ltd., 0.685% *, 10/19/2012	1,650,000	1,650,028
Westpac Banking Corp., Series G, 144A, 0.584% *, 12/14/2012	3,000,000	3,000,312

		26,991,535
Sovereign Bonds 1.1%
Export Development Canada, 1.5%, 5/15/2014	3,200,000	3,263,872
Province of British Columbia, Canada, 1.2%, 4/25/2017	2,855,000	2,916,068
Republic of Indonesia, 144A, 10.375%, 5/4/2014	2,000,000	2,272,500
Russian Federation, 144A, 3.25%, 4/4/2017	2,000,000	2,104,560

		10,557,000
U.S. Government Sponsored Agencies 11.3%
Federal Home Loan Bank:
0.375%, 1/29/2014	5,320,000	5,329,561
Series 1, 1.0%, 6/21/2017	13,110,000	13,267,632
Federal Home Loan Mortgage Corp.:
0.375%, 2/27/2014	10,000,000	10,015,893
0.5%, 4/17/2015	10,000,000	10,037,955
1.0%, 8/27/2014	15,000,000	15,200,764
1.0%, 9/29/2017	20,000,000	20,166,706
1.25%, 5/12/2017	10,000,000	10,239,477
Federal National Mortgage Association:
0.5%, 5/27/2015	4,500,000	4,514,049
Series 1, 0.5%, 9/28/2015	20,000,000	20,092,710

		108,864,747
U.S. Treasury Obligations 18.4%
U.S. Treasury Notes:
0.25%, 11/30/2013	20,000,000	20,010,160
0.25%, 1/31/2014	16,000,000	16,007,504
0.25%, 1/15/2015	20,000,000	19,993,760
0.25%, 2/15/2015	5,000,000	4,996,875
0.25%, 5/15/2015 (a)	20,000,000	19,979,680
0.25%, 7/15/2015	5,000,000	4,992,580
0.25%, 9/15/2015	20,000,000	19,965,620
0.625%, 5/31/2017	10,000,000	10,025,000
0.75%, 6/15/2014 (c)	20,000,000	20,175,780
0.875%, 12/31/2016	10,000,000	10,156,250
1.25%, 3/15/2014	15,000,000	15,222,660
4.25%, 8/15/2013	15,235,000	15,774,182

		177,300,051

Total Government & Agency Obligations (Cost $321,854,311)		323,713,333
Loan Participations and Assignments 5.4%
Senior Loans * 4.0%
Asurion LLC:
Second Lien Term Loan, 9%, 5/24/2019	178,344	185,000
First Lien Term Loan, 5.5%, 5/24/2018	250,000	251,954
Avaya, Inc., Term Loan B3, 4.927%, 10/26/2017	1,636,985	1,498,758
Bellisio Foods, Inc., Term Loan, 7.0%, 12/15/2017	473,971	457,382
Brock Holdings III, Inc., Term Loan B, 6.0%, 3/16/2017	975,192	980,375
Buffalo Gulf Coast Terminals LLC, Term Loan B, 7.5%, 10/31/2017	994,975	1,014,874
Burlington Coat Factory Warehouse Corp., Term Loan B1, 5.5%, 2/23/2017	937,286	949,147
Chrysler Group LLC, Term Loan B, 6.0%, 5/24/2017	987,500	1,009,659
Clearwater Seafoods LP, Term Loan B, 6.75%, 6/6/2018	500,000	501,250
Collective Brands Finance, Inc., Term Loan, Libor Plus 6.0%, 9/19/2019	1,000,000	1,003,755
Corporate Executive Board Co., Term Loan B, 5.0%, 7/2/2019	500,000	502,917
CPG International, Inc., Term Loan, 5.75%, 9/18/2019	1,000,000	1,003,435
CPI International, Inc., Term Loan B, 5.0%, 2/13/2017	491,250	496,163
Cumulus Media, Inc., First Lien Term Loan, 5.75%, 9/17/2018	1,484,914	1,496,362
Earthbound Holdings III LLC, Term Loan B, 5.75%, 12/21/2016	500,000	502,032
Entercom Radio LLC, Term Loan B, 6.25%, 11/23/2018	494,406	500,895
Equipower Resources Holdings LLC, First Lien Term Loan, Libor Plus 5.0%, 12/21/2018	500,000	507,500
Essential Power LLC, Term Loan B, 5.5%, 8/8/2019	600,000	607,500
Exopack LLC, Term Loan, 6.5%, 5/31/2017	1,234,375	1,233,610
Fairway Group Acquisition Co., Term Loan, 8.25%, 8/17/2018	1,000,000	1,010,000
Focus Brands, Inc., Term Loan B, 6.25%, 2/21/2018	463,238	469,607
Genesys Telecom Holdings U.S., Inc., Term Loan B, 6.75%, 1/31/2019	497,500	505,211
Genpact International, Inc., Term Loan B, 4.25%, 8/30/2019	500,000	502,500
Global Tel*Link Corp., Term Loan B, 6.0%, 12/14/2017	474,194	476,209
Gymboree Corp., Term Loan, 5.0%, 2/23/2018	963,526	941,847
Ineos U.S. Finance LLC, 6 year Term Loan, 6.5%, 5/4/2018	497,500	503,408
Istar Financial, Inc., Term Loan A2, 7.0%, 6/30/2014	1,000,000	1,001,455
Kalispel Tribal Economic Authority, Term Loan B, 7.5%, 2/24/2017	1,391,527	1,370,654
Language Line LLC, Second Lien Term Loan, 10.5%, 12/20/2016	400,000	398,334
Mohegan Tribal Gaming Authority, Term Loan B, 9.0%, 3/1/2016	500,000	510,312
National Bedding Co., LLC, Second Lien Term Loan, 7.25%, 2/28/2014	500,000	499,793
Noranda Aluminum Acquisition Corp., Term Loan B, 5.75%, 2/24/2019	497,500	504,030
NPC International, Inc., Term Loan B, 5.25%, 12/28/2018	497,500	503,719
Nuveen Investments, Inc., Term Loan, 5.862%, 5/12/2017	500,000	497,190
Oberthur Technologies Holding SAS, Term Loan B, 6.252%, 3/30/2019	1,000,000	993,125
Oceania Cruises, Inc., Term Loan B, 5.125%, 4/27/2015	2,000,000	1,940,000
Orbitz Worldwide, Inc., Term Loan, 3.216%, 7/25/2014	894,332	873,838
Oriental Trading Co., Inc., Term Loan B, 7.0%, 2/10/2017	1,251,761	1,256,850
Remy International, Inc., Term Loan B, 6.25%, 12/16/2016	479,547	481,945
Sabre, Inc., Term Loan, 5.966%, 9/29/2017	490,909	488,516
Sagittarius Restaurants LLC, Term Loan B, 7.5%, 5/18/2015	466,368	466,951
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/13/2018	500,000	503,855
Sophia LP, Term Loan B, 6.25%, 7/19/2018	490,523	497,145
Star West Generation LLC, Term Loan B, 6.0%, 5/17/2018	1,692,308	1,696,538
Texas Competitive Electric Holdings Co., LLC, Term Loan, 4.728%, 10/10/2017	961,389	663,844
Toys 'R' Us-Delaware, Inc., Term Loan, Libor Plus 3.75%, 5/25/2018	498,737	491,132
TricorBraun, Inc., Term Loan B, 5.5%, 5/3/2018	1,000,000	1,007,500
Tube City IMS Corp., Term Loan, 5.75%, 3/20/2019	248,750	252,170
U.S. Airways Group, Inc., Term Loan, 2.716%, 3/21/2014	972,222	953,993
U.S. Foods, Inc., Term Loan B, 5.75%, 3/31/2017	493,750	488,899
Volume Services America, Inc., Term Loan B, 10.5%, 9/16/2016	487,556	489,385

		37,942,523
Sovereign Loans 1.4%
Gazprom OAO, 144A, 4.95%, 5/23/2016	2,000,000	2,117,540
Russian Agricultural Bank OJSC:
Series 1, 144A, 7.175%, 5/16/2013	1,846,000	1,903,780
144A, 9.0%, 6/11/2014	3,000,000	3,326,400
Sberbank of Russia, 144A, 4.95%, 2/7/2017	3,000,000	3,150,000
VTB Bank, 144A, 6.465%, 3/4/2015	3,000,000	3,189,810

		13,687,530

Total Loan Participations and Assignments (Cost $51,290,907)		51,630,053
Short-Term U.S. Treasury Obligations 18.5%
U.S. Treasury Bills:
0.105% **, 3/7/2013 (d)	102,000	101,942
0.13% **, 3/7/2013 (d)	12,395,000	12,387,973
0.156% **, 4/4/2013 (e)	34,000,000	33,975,996
0.16% **, 9/19/2013	20,000,000	19,968,454
0.173% **, 8/22/2013 (e)	20,000,000	19,968,764
0.177% **, 7/25/2013 (e)	20,000,000	19,974,460
0.185% **, 5/2/2013 (e)	72,000,000	71,936,136

Total Short-Term U.S. Treasury Obligations (Cost $178,291,752)		178,313,725

	Shares	Value ($)
Securities Lending Collateral 2.4%
Daily Assets Fund Institutional, 0.23% (f) (g) (Cost $23,055,750)	23,055,750	23,055,750
Cash Equivalents 3.5%
Central Cash Management Fund, 0.15% (f) (Cost $33,741,904)	33,741,904	33,741,904

	% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $978,368,675) †	102.5	986,425,690
Other Assets and Liabilities, Net	(2.5)	(24,309,117)

Net Assets	100.0	962,116,573

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2012.

**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $978,368,675.  At September 30, 2012, net unrealized appreciation for all securities based on tax cost was $8,057,015.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,403,767 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,346,752.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2012 amounted to $22,544,659, which is 2.3% of net assets.
(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)	At September 30, 2012, this security has been pledged, in whole or in part, as collateral for open interest rate swap contracts.
(d)	At September 30, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	At September 30, 2012, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At September 30, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

Aluminum Futures	USD	10/29/2012	400	20,943,900	2,380,200
Brent Crude Oil Futures	USD	11/15/2012	80	8,926,400	(133,796)
Copper Futures	USD	10/29/2012	50	10,258,913	842,513
Copper Futures	USD	12/27/2012	100	20,512,500	(99,625)
Heating Oil Futures	USD	10/31/2012	90	11,941,776	(19,935)
Total net unrealized appreciation					2,969,357

At September 30, 2012, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

5 Year U.S. Treasury Note	USD	12/31/2012	330	41,128,828	(49,123)
Aluminum Futures	USD	10/29/2012	400	20,943,900	(1,942,600)
Aluminum Futures	USD	12/27/2012	400	21,120,000	108,800
Copper Futures	USD	10/29/2012	50	10,258,913	(1,027,813)
Total net unrealized depreciation					(2,910,736)

At September 30, 2012, open commodity-linked swap contracts were as follows:

Expiration Date	Notional Amount ($)		Fixed Fee Paid by the Fund	Pay/Receive Return of the Reference Index	Value ($) (h)

Long Positions
10/22/2012	23,865,000	1	0.14%	Barclays Aluminum Commodity Index	(615,966)
10/22/2012	21,307,050	1	0.57%	Dow Jones-UBS Commodity Index	(305,006)
10/22/2012	9,023,000	1	0.32%	Barclays MIlling Wheat	191,581
10/22/2012	75,758,400	2	0.2%	BNP Paribas Alpha Index	(70,744)
10/22/2012	177,874,800	3	0.39%	Citi Cubes Dow Jones-UBS Weighted Index	(423,993)
10/22/2012	85,228,200	1	0.48%	Dow Jones-UBS Commodity Index	(345,043)
10/22/2012	35,511,750	1	0.48%	Dow Jones-UBS Commodity Index	(222,090)
10/22/2012	165,248,000	2	0.1%	Dow Jones-UBS Commodity Index	51,090
10/22/2012	6,532,000	2	0.15%	Dow Jones-UBS Commodity Index	2,959
10/22/2012	113,637,600	4	0.3%	Dow Jones-UBS Commodity Index 2-4-6 Month Forward Bend	(5,196)
10/22/2012	160,986,600	5	0.43%	Goldman Dow Jones-UBS Commodity Excess Return E95 Strategy	252,838
10/22/2012	151,516,800	6	0.46%	JPMorgan Alternative Benchmark Enhanced Beta Select Excess Return Index	167,353
10/22/2012	106,061,760	7	0.45%	Merrill Lynch Backwardation Momentum Long Only Excess Return Index	(485,033)
10/22/2012	22,727,520	7	0.44%	Merrill Lynch Commodity Index eXtra LDA Excess Return Index	(53,824)
10/22/2012	22,727,520	7	0.39%	Merrill Lynch Commodity Index eXtra LDA Excess Return Index	(49,576)
10/22/2012	119,097,000	4	0.055%	UBS Custom Commodity Index	(1,403,564)
Short Positions
10/22/2012	630,833	1	0.06%	Barclays Brent Crude Index	9,302
10/22/2012	7,927,500	1	0.06%	Barclays Corn Index	(87,439)
10/22/2012	1,760,000	1	0.06%	Barclays Gold Index	(3,280)
10/22/2012	5,845,000	1	0.06%	Barclays Heating Oil	9,606
10/22/2012	1,261,667	1	0.06%	Barclays Light Crude	61,945
10/22/2012	50,000,000	4	0.0%	Dow Jones-UBS Commodity Index 3 Month Forward	(484,199)
Total net unrealized depreciation					(3,808,279)

(h)	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.
At September 30, 2012, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (i)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (j)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

12/20/2010 3/20/2016	5,000,000	8	1.0%	Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022, BBB-	9,737	(1,609)	11,346

(i)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(j)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.
At September 30, 2012, open interest rate swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

5/23/2013 5/23/2015	11,800,0006	Fixed — 0.835%	Floating — LIBOR	(94,395)	—	(94,395)
5/23/2013 5/23/2015	26,100,0002	Fixed — 8.35%	Floating — LIBOR	(208,787)	(4,178)	(204,609)
5/23/2013 5/23/2015	52,100,0007	Fixed — 0.835%	Floating — LIBOR	(416,773)	(7,922)	(408,851)
5/23/2013 5/23/2017	56,600,0002	Fixed — 1.23%	Floating — LIBOR	(1,057,220)	(22,843)	(1,034,377)
5/23/2013 5/23/2017	43,500,0006	Fixed — 1.23%	Floating — LIBOR	(812,528)	—	(812,528)
5/23/2013 5/23/2017	9,900,0007	Fixed — 1.23%	Floating — LIBOR	(184,920)	(2,757)	(182,163)
Total unrealized depreciation					(2,736,923)

Counterparties:
1	Barclays Bank PLC
2	BNP Paribas
3	Citigroup, Inc.
4	UBS AG
5	The Goldman Sachs & Co.
6	JPMorgan Chase Securities, Inc.
7	Bank of America
8	Morgan Stanley
LIBOR: London Interbank Offered Rate

Currency Abbreviations

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(k)
Corporate Bonds	$—	$269,041,431	$—	$269,041,431
Asset-Backed	—	16,207,118	4,993,824	21,200,942
Commercial Mortgage-Backed Securities	—	40,478,624	2,020,000	42,498,624
Collateralized Mortgage Obligations	—	4,867,056	—	4,867,056
Government & Agency Obligations	—	323,713,333	—	323,713,333
Loan Participations and Assignments	—	51,630,053	—	51,630,053
Short-Term U.S. Treasury Obligations	—	178,313,725	—	178,313,725
Short-Term Investments(kj)	56,797,654	—	—	56,797,654
Derivatives(l)	3,331,513	758,020	—	4,089,533
Total	$60,129,167	$885,009,360	$7,013,824	$952,152,351
Liabilities
Derivatives(l)	$(3,272,892)	$(7,291,876)	$—	$(10,564,768)
Total	$(3,272,892)	$(7,291,876)	$—	$(10,564,768)

There have been no transfers between fair value measurement levels during the period ended September 30, 2012.
(k)	See Consolidated Investment Portfolio for additional detailed categorizations.
(l)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, commodity-linked swap contracts, credit default swap contracts and interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps
Commodity Contracts	$107,744	$(3,808,279)
Credit Contracts	$—	$11,346
Equity Contracts	$—	$—
Interest Rate Contracts	$(49,123)	$(2,736,923)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced Commodity Strategy Fund, a series of DWS Securities Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 20, 2012